Financial expenses	12 Months Ended
Dec. 31, 2019
Financial expenses
Financial expenses

18.  Financial expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)

Interest on mining royalties (a)	68,107	370,159	144,815
Interest on senior unsecured credit facility (see Note 10(b))	39,083	49,551	44,678
Interest for leases (see Note 10(a))	5,242	—	—
Amortization debt issuance cost	1,768	2,419	4,479
Extinguishment debt - debt issuance cost (see Note 10(b))	1,299	1,902	6,266
Interest on shareholder loans	—	—	7,992
Capitalized Interest	(4,504)	(3,790)	(2,252)
Other financial expenses	4,882	6,492	10,934

	115,877	426,733	216,912

(a)   For the year ended December 31, 2019, primarily represents charges of interest related to the installment payment programs for SMT for the period October 2011 through December 2013 and disputed mining royalties for the period December 2006 through September 2011 and for the years 2012 and 2013 of US$53.6 million. Amount also includes interest associated with (i) ITAN for the years 2010, 2011 and 2013 of US$10.4 million, (ii) other taxes related to disputed mining royalty of US$2.9 million and (iii) disputed mining royalties for the period October 2011 through December 2011 of US$1.2 million.

For the year ended December 31, 2018, represents (i) interest and interest on penalties associated to disputed mining royalties for the year 2009 through the year 2013 of US$218.7 million, (ii) income tax related to disputed mining royalties for the year 2006 through the year 2011 of US$75.7 million, (iii) SMT for the year 2011 through the year 2013 of US$51.0 million, (iv) ITAN for the years 2009,  2010,  2011 and 2013 of US$12.1 million, (v) interest paid on the royalty installment payment program for the year 2006 through the year 2008 of US$6.1 million, (vi) deferral interest related to the new royalty installment payment programs for the period January 2009 through the period September 2011 of US$5.3 million and  (vii) interest of amended tax return for the year 2013 for GEM refund of US$1.3 million.

For the year ended December 31, 2017, represents financial expenses related to interest on royalties, interest paid on the royalty installment payment program and interest on royalty penalties for the period December 2006 through the year 2008 of US$141.7 million and interest on ITAN 2012 of US$3.1 million.